SHARE-BASED COMPENSATION ARRANGEMENTS	12 Months Ended
Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [abstract]
SHARE-BASED COMPENSATION ARRANGEMENTS
NOTE 17:	SHARE-BASED COMPENSATION ARRANGEMENTS

a.	Share-based compensation plan:

The terms and conditions related to the grants of the share options programs are as follows:

•	All the share options that were granted are non-marketable.

•	All options are to be settled by physical delivery of ordinary shares or ADSs.

•	Vesting conditions are based on a service period of between 0.5-4 years.

On April 2, 2019, the Company's shareholders adopted the New Tremor International Ltd. Management Incentive Scheme to provide for the grant of 11,772,932 equity incentive awards to executive officers. In addition, following the acquisition of RhythmOne, the Company's shareholders adopted RhythmOne Plan to provide for the grant of 1,328,908 equity incentive award to RhythmOne executives and employees.

As part of the New Tremor International Ltd. Management Incentive Scheme, and following the acquisition of RhythmOne, the Company's shareholders approved a modification in the exercise price of 1,200,000 Company share options awarded to the CEO of the Group, out of which 1,080,000 share options will be vested subject to meet the performance-based metrics, and the remaining options will be vested over a shorter service periods. Furthermore, restricted stock units of 400,000 to the Group’s CEO were modified for a shorter vesting periods.

b.	Stock Options:

The number of share options is as follows:

	Number of options		Weighted average exercise price
	2021	2020	2021	2020
	(Thousands)		(USD)

Outstanding at 1 January	3,781	4,828	2.19	3.95
Forfeited during the year	(359)	(1,621)	6.79	3.91
Exercised during the year	(652)	(1,227)	2.08	0.72
Granted during the year	3,256	1,801	10.76	2.21

Outstanding at December 31	6,026	3,781	6.54	2.19
Exercisable at December 31	1,540	51

In January 2020, the Company’s Board of Directors approved a change in the exercise price and vesting terms relating to 2,204,174 options for ordinary shares held by certain employees (the “Amended Options”), as follows:

		Originally granted		Amended Granted
Grated date	Number of options	Exercise price (GBP)	Exercisable date from	Exercise price (GBP)	Exercisable date from

March 20, 2017	217,000	2.44	March 20, 2019	1.60	July 28, 2021
June 18, 2017	116,000	2.99	June 18, 2019	1.60	July 28, 2021
November 5, 2017	391,000	4.31	November 5, 2019	1.60	July 28, 2021
January 23, 2018	1,163,000	4.37	January 23, 2020	1.60	July 31, 2021
June 20, 2018	52,000	4.37	June 20, 2020	1.60	July 31, 2021
April 2, 2019 (*)	265,174	2.06-18.27	April 2, 2019	1.60	July 28, 2021

(*)	Granted as part of RhythmOne’s acquisition as listed above.

The options that had a vesting date up to July 2021 were vested and became exercisable on July 2021, while the vesting and exercise periods of the rest of the options remain unchanged. The incremental fair value (amounting to USD 1,282 thousand) is recognized over the remaining vesting period. The new expiration date is one year after the last exercise date.

Information on measurement of fair value of share-based compensation plans:

The fair value of employees share options is measured using the Black-Scholes formula. Measurement inputs include the share price on the measurement date, the exercise price of the instrument, expected volatility, expected term of the instruments, expected dividends, and the risk-free interest rate (See Note 3i).

The parameters used in the measurement of the fair values at grant date of the equity-settled share-based compensation plans were as follows:

	2021	2020

Grant date fair value in USD	4.3	1.04-1.73
Share price (on grant date) (in USD)	10.09	1.74-3.03
Exercise price (in USD)	10.76	1.89-3.06
Expected volatility (weighted average)	60%	60%
Expected life (weighted average)	3.75	3.5-3.75
Expected dividends	0.00%	0.00%
Risk-free interest rate	0.54%	0.15%-1.46%

The total expense recognized in the year ended December 31, 2021, with respect to the options granted to employees, amounted to approximately USD 3,412 thousand (2020: USD 2,693 thousand).

c.	Restricted Share Units:

During 2021 and 2020, the Group granted 7,366,472 and 3,334,074 Restricted Share Units ("RSUs") to its executive officers and employees, respectively.

The number of restricted share units is as follows:

	Number of RSUs		Weighted-Average Grant Date Fair Value
	2021	2020	2021	2020
	(Thousands)

Outstanding at 1 January	3,777	3,969	2.364	2.372
Forfeited during the year	(25)	(46)	7.861	2.511
Exercised during the year	(2,972)	(3,480)	4.447	2.296
Granted during the year	7,366	2,919	10.017	2.538
Restricted stock units assumed in acquisition during the year	-	415	-	2.592

Outstanding at December 31	8,146	3,777	8.606	2.364

The total expense recognized in the year ended December 31, 2021, with respect to the RSUs granted to employees, amounted to approximately USD 29,530 thousand (2020: USD 7,443 thousand).

d.	Performance Stock Units:

During 2021 and 2020, the Group granted 2,668,240 and 725,000 Performance Stock Units ("PSUs") to its executive officers, respectively.

The number of performance stock units is as follows:

	Number of PSUs		Weighted-Average Grant Date Fair Value
	2021	2020	2021	2020
	(Thousands)

Outstanding at January 1	3,852	5,071	2.155	2.105
Forfeited during the year	(93)	(206)	2.253	2.211
Exercised during the year	(1,941)	(1,738)	2.204	2.185
Granted during the year	2,668	725	9.999	2.590

Outstanding at December 31	4,486	3,852	6.796	2.155

The vesting of the PSUs is subject to continues employment and compliance with the performance criteria determined by the Company’s Remuneration Committee and the Company’s Board of Directors.

The total expense recognized in the year ended December 31, 2021, with respect to the PSUs granted to employees, amounted to approximately USD 9,876 thousand (2020: USD 4,354 thousand).

e.	Expense recognized in the statement of operation and other comprehensive income is as follows:

	Year ended December 31
	2021	2020	2019
	USD thousands

Selling and marketing	7,094	4,515	1,257
Research and development	3,474	555	452
General and administrative	32,250	9,420	14,100

	42,818	14,490	15,809